Leases - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
Operating lease, weighted average remaining lease term	16 years 2 months 12 days	16 years 2 months 12 days
Operating lease, weighted average discount rate	4.53%	4.53%
Short-term lease cost	¥ 427,000,000	$ 65	¥ 434,000,000
Lease Term Of Contract	12 months	12 months
Operating lease cost	¥ 3,000,000,000.0	$ 456	¥ 2,700,000,000
Lease costs capitalized	¥ 0